Net Earnings Per Common Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Net Earnings Per Common Share	Net Earnings Per Common Share

		2023	2022	2021
Weighted average common shares outstanding – basic (thousands of shares)		1,091,312	1,134,960	1,181,250
Effect of dilutive stock options (thousands of shares)		10,812	14,222	5,307
Weighted average common shares outstanding – diluted (thousands of shares)		1,102,124	1,149,182	1,186,557
Net earnings		$8,233	$10,937	$7,664
Net earnings per common share	– basic	$7.54	$9.64	$6.49
	– diluted	$7.47	$9.52	$6.46
In 2023, the Company excluded 3,230,000 potentially anti-dilutive stock options from the calculation of diluted earnings per common share (2022 – 2,039,000; 2021 – 3,496,000).